UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2013
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Crispin Odey

Address:   12 Upper Grosvenor St.
           London, UK W1K2ND


Form 13F File Number: 028-14190


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Fergus Lee
Title:  Attorney-in-Fact*
Phone:  44 020 7208 1400

Signature,  Place,  and  Date  of  Signing:

/s/ Fergus Lee                     London, UK                         5/15/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]

*The Power of Attorney executed by Mr. Odey authorizing the signatory to sign and file this Form 13F on Mr. Odey's behalf, filed as Exhibit 99.2 to the
Schedule 13G filed with the Securities and Exchange Commission on May 8, 2013 by Mr. Odey and other reporting persons with respect to the common stock of Quanex Building Products Corporation, is incorporated herein by reference.

Report  Type  (Check  only  one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number  Name

028-14186        Odey Asset Management Group Limited
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